SCHEDULE OF OPERATING LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease assets, net	$ 1,454	$ 2,104	$ 2,901
Current portion of lease liabilities and other current liabilities	1,124	1,030	915
Long-term lease liabilities	610	1,468	2,498
Operating lease liability, net	$ 1,734	$ 2,498	$ 3,413